RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

24. RELATED PARTY TRANSACTIONS

        The table below sets forth the related parties and their relationships with the Group:

Related parties	Relationships with the Group
Xian	Investment under the equity method
Fund Management Partnership	Investment under the equity method
TianRe Fund I	Investment under the equity method
GL Asia Mauritius II Cayman Ltd	Shareholder of the Company

        As of December 31, 2014, the Company owned 75% of the equity interests of TianRe Co., Ltd. and the remaining 25% equity interests were owned by Everising. The Company's wholly-owned subsidiary, IFM BJ Inv is a 75% limited partner in the Fund Management Partnership, with Everising as the other limited partner holding the remaining 25% equity interest.

        Refer to Note 7 for the related party transactions of the equity interests in TianRe Co., Ltd. and Fund Management Partnership. As of December 31, 2013 and 2014, the amounts due from/to related parties consisted of the following (in RMB thousands):

	December 31,
	2013	2014
Amounts due from related parties
Fund Management Partnership	141	236
Xian	—	—
Other	1	1

Total amounts due from related parties	142	237

Amounts due to related parties
Fund Management Partnership	32	11,532
Xian	250	250

Total amounts due to related parties	282	11,782

Restructuring Deed

        We entered into a restructuring deed with GLA, IFM Overseas Partners L.P. ("IFMOP"), Donald Zhang, Harry Lu and IFM Overseas Limited, the general partner of IFMOP, on April 27, 2012 and a supplemental deed to the restructuring deed on June 6, 2012 (collectively, the "Restructuring Deed"). Pursuant to the Restructuring Deed, (i) the parties of the Restructuring Deed released each other from all then outstanding claims under certain legal proceedings, including the petition to request an order to wind up our company and other remedies filed by GLA on December 30, 2011, (ii) the then existing secured note between GLA and IFMOP was amended and restated by the New Note, (iii) GLA was granted an option within a period of six months commencing on the earlier of the date of repayment or maturity of the New Note, to require IFMOP and us to buy or procure the purchase of all or any portion of our ordinary shares held by GLA, at a purchase price to be calculated based on the then current weighted average trading price of our ADSs or, if our ADSs or ordinary shares cease to be listed and traded on any stock exchange, the fair market value to be determined by a financial advisor, and (iv) GLA was granted certain other rights, including, among others, information rights and a right of prior approval over certain corporate matters relating to us and our business, including, among others, change in capital structure, disposal and acquisition of material assets, and incurrence of any material indebtedness.

        The only accounting implication of the Deed is the put option granted to GLA, which was recorded as a liability and measured at fair value. The liability was RMB0.5 million and RMB0.5 million (US$0.1 million) as of December 31, 2013 and 2014, respectively.